Acquisitions	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Acquisitions
Note 12: Acquisitions
Acquisitions
Bank of the West
On December 20, 2021, we announced a definitive agreement with BNP Paribas to acquire 100% of the outstanding shares of Bank of the West and its subsidiaries. All regulatory approvals for the acquisition were received and the acquisition closed on February 1, 2023, for a cash purchase price of US
$13.8
billion. Bank of the West provides a broad range of banking products and services primarily in the Western and Midwestern parts of the U.S. The merger enables BMO’s market extension in Bank of the West’s primary markets, including California, and accelerates BMO’s commercial banking expansion.
The acquisition will be reflected in our results in the second quarter of fiscal 2023 as a business combination, primarily in the U.S. P&C reporting segment. The purchase price will be allocated to the identifiable assets and liabilities of Bank of the West, on the basis of their relative fair values, with the difference recorded as goodwill. Due to the proximity of the close date to the release of our interim consolidated financial statements, we are not able to finalize the initial accounting for the acquisition, including the valuation of assets acquired and liabilities assumed including loans, intangible assets, goodwill, deposits and contingent liabilities.

66
BMO Financial Group First Quarter Report 2023
The
fair value of fixed rate loans, securities and deposits is largely dependent on interest rates. As interest rates increased since announcement of the acquisition, the fair value of the acquired fixed rate assets (in particular, loans and securities) has decreased, resulting in higher goodwill on close as compared to our estimates on the announcement date. Conversely, the fair value of floating rate assets (liabilities) and non-maturity
deposits approximates par, providing no natural fair value change offset.
Changes in goodwill relative to our original assumptions announced on December 20, 2021 impacted capital ratios on close because goodwill is treated as a deduction from capital under OSFI Basel III rules. In addition, given that the purchase price of the acquisition was in U.S. dollars, changes in foreign exchange translation between the Canadian dollar relative to the U.S. dollar between the announcement and the close of the acquisition resulted in a change to the Canadian dollar equivalent goodwill.
To mitigate the impact of changes in interest rates between announcement and close, we entered into pay fixed/receive float interest rate swaps and purchased a portfolio of matched duration government debt securities and other balance sheet instruments that generate interest income (the impact of which is recorded in Corporate Services). We recorded mark-to-market
(losses) gains of

$
(1,628)
 million and $
517
 million on the swaps for the three months ended January 31, 2023 and January 31, 2022, respectively, in our Consolidated Statement of Income in non-interest
revenue, trading revenues, as the swaps do not qualify for hedge accounting. Government debt securities and other instruments, which are measured at amortized cost, generated (losses) gains of
$
(383)
 million and $
45

million in our Consolidated Statement of Income in interest, dividend and fee income, securities, for the three months ended January 31, 2023 and January 31, 2022, respectively.
To mitigate changes in the Canadian dollar equivalent of the purchase price on close, we entered into forward contracts, which qualify for hedge accounting. Changes in the fair value of these forward contracts of
$(264) million and $(234)

million for the three months ended January 31, 2023 and January 31, 2022, respectively, were recorded in Other Comprehensive Income until close of the transaction. On close, the accumulated gains in Other Comprehensive Income reduced the Canadian dollar equivalent of the purchase price.
Leasing Solutions Canada Inc.
On February 1, 2023, we acquired Leasing Solutions Canada Inc. from BNP Paribas. The acquisition will be reflected in our results in the second quarter of fiscal 2023 as a business combination, in the Canadian P&C reporting segment and is not material to the bank.
Radicle Group Inc.
On December 1, 2022, we completed the acquisition of Radicle Group Inc. (Radicle), a Calgary-based leader in sustainability advisory services and solutions, and technology-driven emissions measurement and management, for 1.2 million BMO common shares for a total value of $153 million plus cash consideration of $42

million. The acquisition was accounted for as a business combination, and the acquired business and corresponding goodwill are included in our BMO Capital Markets reporting segment.
As part of this acquisition, we acquired intangible assets of $61 million and goodwill of $89 million. The intangible assets are being amortized over 3 to 15 years. Goodwill related to this acquisition is not deductible for tax purposes.
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
Radicle
Goodwill and intangible assets	150
Other assets	85
Total assets	235
Liabilities	40
Purchase price	195
  The purchase price allocation for Radicle is subject to refinement as we complete the valuation of the assets acquired and liabilities assumed.